Average Annual Total Returns - FidelitySeriesGovernmentBondIndexFund-PRO - FidelitySeriesGovernmentBondIndexFund-PRO - Fidelity Series Government Bond Index Fund	Oct. 30, 2023
Fidelity Series Government Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.36%)
Since Inception	0.06%	[1]
Fidelity Series Government Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.95%)
Since Inception	(0.80%)	[1]
Fidelity Series Government Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.30%)
Since Inception	(0.26%)	[1]
LB003
Average Annual Return:
Past 1 year	(12.32%)
Since Inception	0.13%	[1]

[1]	AFrom August 17, 2018.